Property and Equipment, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Abstract]
Property plant and equipment, impairment charges		¥ 0	¥ 0	¥ 0
Depreciation of property and equipment	$ 4,318	¥ 30,059,000	¥ 18,084,000	¥ 8,805,000